Note 11 - Notes Payable (Tables)	12 Months Ended
Dec. 31, 2013
Promissory Notes Payable [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 2013	December 31, 2012

Note payable to a turbine supplier, including interest at 6%, payable solely through 95% of net cash flows from a wind project; secured by Company’s first secured rights arising out of its Development and Construction Services Agreement with the underlying project. The note payable has been classified as long-term based on estimated payments from project cash flows. Increases in amounts represent accrued interest. See Note 27 for legal proceedings with this supplier.	$3,068,595	$2,914,095

Note payable to a bank with revolving draw feature; $600,000 maximum loan amount subject to borrowing base consisting of 80% of eligible accounts receivable; interest at the Wall Street Journal prime rate plus 2.25% (5.5% at December 31, 2013); due December 2014, interest payable monthly; collateralized by all assets of PEC; guaranteed by Juhl Energy.	330,000	-

Note payable to a bank with revolving draw feature; $500,000 maximum loan amount subject to borrowing base consisting of 80% of eligible accounts receivable; interest at the Wall Street Journal prime rate plus 2.25% (5.5% at December 31, 2013); due June 2014, interest payable monthly; collateralized by all assets of JTS; guaranteed by Juhl Energy	385,963	-

Note payable to bank, interest payable monthly at 4.75%, collateralized by certificates of deposit, refinanced in December 2013 into the notes below.	-	319,380

Note payable to bank, due December 2018, with interest at 5.75%; payable in monthly installments of $1,354, and balloon payment of $123,000 at maturity collateralized by land and building, rights to payment under leases, and guaranteed by Juhl Energy.	162,000	-

Note payable to bank, due December 2018, with interest at 4.75%; payable in monthly installments of $1,354, collateralized by restricted short term investments.	87,671	-
Total Notes Payable	4,034,229	3,233,475
Less current portion	(910,612)	(234,807)
Long-term portion	$3,123,617	$2,998,668

Schedule of Maturities of Long-term Debt [Table Text Block]
For the Year ended December 31,

2014	$910,612
2015	196,228
2016	196,968
2017	176,940
2018	289,836
Thereafter	2,263,645
Total	$4,034,229